Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 573,591	$ 531,898
Net regulatory liabilities	(376,777)	(266,288)
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(79,762)	(6,841)
Accumulated removal costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(383,000)	(315,000)
Unrealized net gain on non-trading derivatives (Swaps)
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(144)	0
Unamortized gain on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(8,717)	(9,253)
Regulatory excess deferred taxes and gross -up
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(458,834)	(433,908)
Other regulatory liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(19,911)	(33,184)
Gross-up related to contributions in aid of construction
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(2,900)
Accrued pension and other postretirement benefit costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	383,170	391,403
Unrealized net loss on non-trading derivatives (Swaps)
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	1,862	5,780
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	4,928	14,581
Accrued purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	29,000	17,000
Unamortized premium on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	19,599	20,913
Accrued absence time
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	14,126	13,870
Margin & interest-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	88,290	42,354
Other regulatory assets
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 32,616	$ 25,997